Decommissioning Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Estimated future cash flows required to settle the obligation	$ 14,000		$ 14,000
Credit-adjusted risk-free rate	6.10%		4.40%
Inflation rate	2.00%		2.00%
Restricted Cash	$ 209		$ 186
Sunrise Oil Sands Partnership
Disclosure of other provisions [line items]
Carrying value of pre-existing decommissioning liabilities		$ 11
Bottom of range
Disclosure of other provisions [line items]
Expected settlement of decommissioning liabilities	250
Top of range
Disclosure of other provisions [line items]
Expected settlement of decommissioning liabilities	$ 300